MUTUAL FUND SERIES TRUST

Catalyst Systematic Alpha Fund

Class A: ATRAX Class C: ATRCX Class I: ATRFX

(the “Fund”)

September 1, 2020

This information supplements certain information contained in the Prospectus and Summary Prospectus for the Fund, each dated November 1, 2019, as supplemented.

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Effective on or about November 1, 2020, the Fund’s investment objective will change to the following:

“The Fund’s investment objective is to seek long-term capital appreciation.”

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You should read this Supplement in conjunction with the current Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, dated November 1, 2019, as supplemented, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.